Equity - Summary of Movements of Shares in Share Trust (Details) - Mesoblast Employee Share Trust - shares	3 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Opening balance, shares	542,903	771,983
Exercise of share options ,shares		(165,747)
Ending balance, shares	542,903	606,236